BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
1
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 95.5%
Basic Materials - 9.1%
400 International Flavors & Fragrances, Inc. $ 47,648
1,100 Newmont Corp. 65,637
860 Nutrien, Ltd. 68,533
300 Packaging Corp. of America 41,250
1,400 Rio Tinto PLC, ADR 85,400
308,468
Capital Goods / Industrials - 5.9%
800 ManpowerGroup, Inc. 61,128
100 Parker-Hannifin Corp. 24,605
1,200 Raytheon Technologies Corp. 115,332
201,065
Communication Services - 6.2%
7,100 AT&T, Inc. 148,816
1,600 Comcast Corp., Class A 62,784
211,600
Consumer Discretionary - 7.1%
600 Darden Restaurants, Inc. 67,872
400 Genuine Parts Co. 53,200
2,100 Kontoor Brands, Inc. 70,077
400 Lear Corp. 50,356
241,505
Consumer Staples - 7.1%
800 Ingredion, Inc. 70,528
910 Molson Coors Beverage Co., Class B 49,604
200 PepsiCo., Inc. 33,332
2,300 The Kraft Heinz Co. 87,722
241,186
Energy - 10.1%
300 Chevron Corp. 43,434
1,300 ConocoPhillips 116,753
2,100 Equinor ASA, ADR 72,996
3,200 Kinder Morgan, Inc. 53,632
700 Phillips 66 57,393
344,208
Financials - 18.2%
2,400 American International Group, Inc. 122,712
500 Chubb, Ltd. 98,290
200 CME Group, Inc. 40,940
200 First American Financial Corp. 10,584
1,600 MetLife, Inc. 100,464
500 Northern Trust Corp. 48,240
1,000 Prosperity Bancshares, Inc. 68,270
800 Radian Group, Inc. 15,720
2,900 Wells Fargo & Co. 113,593
618,813
Health Care - 12.3%
600 AbbVie, Inc. 91,896
300 Amgen, Inc. 72,990
500 AstraZeneca PLC, ADR 33,035
1,100 Cardinal Health, Inc. 57,497
16 Koninklijke Philips NV, ADR 345
600 Medtronic PLC 53,850
1,200 Merck & Co., Inc. 109,404
419,017
Real Estate - 4.3%
1,104 Realty Income Corp. REIT 75,359
2,400 VICI Properties, Inc. REIT 71,496
146,855
Technology - 10.7%
1,200 Cisco Systems, Inc. 51,168
1,500 Corning, Inc. 47,265
700 International Business Machines Corp. 98,833
1,300 NetApp, Inc. 84,812
Shares Security Description Value
Technology - 10.7% (continued)
300 TE Connectivity, Ltd. $ 33,945
300 Texas Instruments, Inc. 46,095
362,118
Transportation - 3.4%
6,700 Atlas Corp. 71,757
200 Union Pacific Corp. 42,656
114,413
Utilities - 1.1%
1,000 OGE Energy Corp. 38,560
Total Common Stock (Cost $2,807,516) 3,247,808
Shares Security Description Value
Money Market Fund - 4.5%
153,294 First American Government Obligations
Fund, Class X, 1.30%
(a)
(Cost $153,294) 153,294
Investments, at value - 100.0% (Cost $2,960,810) $ 3,401,102
Other Assets & Liabilities, Net - 0.0% (81)
Net Assets - 100.0% $ 3,401,021
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,247,808
Level 2 - Other Significant Observable Inputs 153,294
Level 3 - Significant Unobservable Inputs –
Total $ 3,401,102

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
2
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.